PROPERTY, PLANT AND EQUIPMENT - Movements (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	$ 10,722,347
At the end of the year	11,034,912	$ 10,722,347
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	20,914,787	16,915,327
Revaluation	105,051	1,235,377
Additions	2,904,458	4,857,710
Disposals	(2,236,735)	(2,093,627)
At the end of the year	21,687,561	20,914,787
Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	(10,192,440)	(8,691,342)
Disposals	1,432,101	466,592
Of the Year	(1,892,310)	(1,967,690)
At the end of the year	(10,652,649)	$ (10,192,440)
Furniture and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	$ 431,399
Useful Life	10 years	10 years
At the end of the year	$ 460,864	$ 431,399
Furniture and facilities [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	2,144,232	2,072,789
Additions	147,619	116,852
Disposals	(46,519)	(45,409)
At the end of the year	2,245,332	2,144,232
Furniture and facilities [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	(1,712,833)	(1,432,570)
Disposals	69,220	129,095
Of the Year	(140,855)	(151,168)
At the end of the year	(1,784,468)	$ (1,712,833)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	$ 1,235,568
Useful Life	5 years	5 years
At the end of the year	$ 1,313,897	$ 1,235,568
Machinery and equipment [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	7,828,920	6,485,290
Additions	581,850	2,002,289
Disposals	(189,778)	(658,659)
At the end of the year	8,220,992	7,828,920
Machinery and equipment [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	(6,593,352)	(5,769,041)
Disposals	163,511	359,297
Of the Year	(477,254)	(465,014)
At the end of the year	(6,907,095)	$ (6,593,352)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	$ 212,451
Useful Life	5 years	5 years
At the end of the year	$ 223,364	$ 212,451
Vehicles [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	393,750	355,697
Additions	99,139	109,063
Disposals	(82,218)	(71,010)
At the end of the year	410,671	393,750
Vehicles [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	(181,299)	(152,513)
Disposals	71,533	38,148
Of the Year	(77,541)	(66,934)
At the end of the year	(187,307)	$ (181,299)
Right of use assets
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	$ 1,811,529
Useful Life	0 years	0 years
At the end of the year	$ 1,619,934	$ 1,811,529
Right of use assets | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	3,240,608	3,090,168
Additions	1,205,056	1,213,421
Disposals	(1,281,319)	(1,062,981)
At the end of the year	3,164,345	3,240,608
Right of use assets | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	(1,429,079)	(1,164,216)
Disposals	944,546	913,081
Of the Year	(1,059,878)	(1,177,944)
At the end of the year	(1,544,411)	$ (1,429,079)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	$ 963,605
Useful Life	0 years	0 years
At the end of the year	$ 1,391,030	$ 963,605
Construction in progress [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	963,605	986,733
Additions	866,175	229,654
Disposals	(438,750)	(252,782)
At the end of the year	1,391,030	$ 963,605
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	$ 6,067,795
Useful Life	50 years	50 years
At the end of the year	$ 6,025,823	$ 6,067,795
Land and buildings [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	6,343,672	3,924,650
Revaluation	105,051	1,235,377
Additions	4,619	1,186,431
Disposals	(198,151)	(2,786)
At the end of the year	6,255,191	6,343,672
Land and buildings [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	(275,877)	(173,002)
Disposals	183,291	3,755
Of the Year	(136,782)	(106,630)
At the end of the year	$ (229,368)	$ (275,877)